GUARANTOR SUBSIDIARIES (Details 4) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities	$ (577)	$ (324)	$ (681)	$ (165)	$ 551
Cash flows from investing activities
Capital expenditures	(64)	(52)	(115)	(115)	(49)
Proceeds from sales of property and equipment	5	2	17	4	4
Payment for a business acquired			(248)	(21)
Proceeds from sale of a business		464	481	128
Purchase of other investments			(1,921)
Proceeds from sale of investments	936		985	21
Purchase of investments			(1,921)	(23)
Other investing activities		(3)	1
Net cash provided by (used in) investing activities	879	215	(800)	(6)	(45)
Cash flows from financing activities
Equity contribution					1
Borrowings of long-term debt	79	2,817	6,365
Repayments of long-term debt	(1,619)	(3,288)	(5,024)	(10)	(40)
Borrowings on long-term revolver	520	1,004	1,301	1,053	178
Repayments of long-term revolver	(320)	(372)	(1,001)	(1,053)	(860)
Debt issuance and modification fees	(34)	(73)	(132)		(34)
Other financing activities	3		2
Net cash provided by (used in) financing activities	(333)	88	1,511	(10)	(755)
Effect of exchange rates on cash	(1)				2
Increase (decrease) in cash and cash equivalents	(32)	(21)	30	(181)	(247)
Cash and cash equivalents at beginning of period	141	111	111	292	539
Cash and cash equivalents at end of period	109	90	141	111	292
Parent Issuer
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities			(813)	(629)	452
Cash flows from investing activities
Capital expenditures			(26)	(15)	(6)
Proceeds from sale of a business			480	117
Purchase of other investments			(1,921)
Proceeds from sale of investments			985	21
Purchase of investments				(21)
Return of investment					33
Investments (return of capital) in equity affiliates			(169)
Net cash provided by (used in) investing activities			(651)	102	27
Cash flows from financing activities
Equity contribution					1
Borrowings (repayments) of intercompany notes			(6)	337	46
Borrowings of long-term debt			6,365
Repayments of long-term debt			(5,023)	(10)	(40)
Borrowings on long-term revolver			1,291	1,053	178
Repayments of long-term revolver			(991)	(1,053)	(860)
Debt issuance and modification fees			(132)		(34)
Other financing activities			2
Net cash provided by (used in) financing activities			1,506	327	(709)
Increase (decrease) in cash and cash equivalents			42	(200)	(230)
Cash and cash equivalents at beginning of period		49	49	249	479
Cash and cash equivalents at end of period			91	49	249
Guarantor Subsidiaries
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities	(26)	(18)	110	458	83
Cash flows from investing activities
Capital expenditures	(52)	(38)	(87)	(98)	(41)
Proceeds from sales of property and equipment	5	2	17	4	4
Payment for a business acquired			(248)	(21)
Purchase of investments				(2)
Proceeds from (payments of) intercompany notes	76	59	6	(337)	(46)
Other investing activities			1
Net cash provided by (used in) investing activities	31	(173)	(311)	(454)	(83)
Cash flows from financing activities
Equity contribution			204
Net cash provided by (used in) financing activities	(2)	204	204
Increase (decrease) in cash and cash equivalents	3	13	3	4
Cash and cash equivalents at beginning of period	15	12	12	8	8
Cash and cash equivalents at end of period	18	25	15	12	8
Non-Guarantor Subsidiaries
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities	(1)	37	73	6	16
Cash flows from investing activities
Capital expenditures	(1)		(2)	(2)	(2)
Proceeds from sale of a business		1	1	11
Purchase of debt investments		(1)	(1)
Other investing activities		(3)
Net cash provided by (used in) investing activities	(1)	(3)	(2)	9	(2)
Cash flows from financing activities
Dividend payment		(25)	(51)
Equity contribution			(35)		(33)
Borrowings on long-term revolver		7	10
Repayments of long-term revolver			(10)
Net cash provided by (used in) financing activities		(53)	(86)		(33)
Effect of exchange rates on cash	(1)				2
Increase (decrease) in cash and cash equivalents	(3)	(19)	(15)	15	(17)
Cash and cash equivalents at beginning of period	35	50	50	35	52
Cash and cash equivalents at end of period	32	31	35	50	35
Eliminations
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities		(25)	(51)
Cash flows from investing activities
Purchase of debt investments		1	1
Proceeds from (payments of) intercompany notes	(76)	(59)	(6)	337	46
Return of investment					(33)
Investments (return of capital) in equity affiliates	(2)	169	169
Net cash provided by (used in) investing activities	(78)	111	164	337	13
Cash flows from financing activities
Dividend payment		25	51
Equity contribution			(169)		33
Borrowings (repayments) of intercompany notes			6	(337)	(46)
Repayments of long-term debt		(1)	(1)
Net cash provided by (used in) financing activities	$ 78	$ (86)	$ (113)	$ (337)	$ (13)